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                                 UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                    FORM 13F


                              Form 13F Cover Page


Report for the Calendar Year or Quarter Ended:              December 31, 1999



Check here if Amendment [ ]                     Amendment Number :
                                                                   -------------

   This Amendment (Check only one.): [ ]        is a restatement


                                     [ ]        adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     MSD Capital, L.P.
          ----------------------------------
Address:  780 Third Avenue,43rd Floor
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          New York, NY 10017
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Form 13F File Number:   28-
                           -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Marc R. Lisker, Esq.
          ----------------------------------
Title:    General Counsel, MSD Capital, L.P.
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Phone:    (212) 303-1668
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Signature, Place, and Date of Signing:

    /s/  Marc R. Lisker                                 New York, NY                      February 14, 2000
-----------------------------------------         ------------------------           --------------------------
                   (Signature)                          (City, State)                        (Date)

Report Type ( Check only one.):


   [X]   13F HOLDINGS REPORT.   (Check here if all holdings of this reporting
         manager are reported in this report.)


   [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

   [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

  I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                             FORM 13F SUMMARY PAGE




Report Summary:




Number of Other Included Managers:             0
                                         --------------

Form 13F Information Table Entry Total:        1
                                         --------------

Form 13F Information Table Value Total:     $40,860      (thousands)
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PURSUANT TO RULE 24-b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL
INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH
THE SECURITIES AND EXCHANGE COMMISSION.





List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE
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                           FORM 13F INFORMATION TABLE


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               Column 1        Column 2     Column 3       Column 4                 Column 5

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            Name of Issuer     Title of       CUSIP          Value        Shrs or    SH/PRN  Put/Call
                                Class                     (x $1,000)      prn amt
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
Mckesson HBOC Inc                COM        58155Q103       40,860       1,816,000     SH

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
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               Column 1        Column 6    Column 7                Column 8

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                                                              Voting Authority
            Name of Issuer    Investment    Other        Sole       Shared       None
                              Discretion   Managers
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
Mckesson HBOC Inc                SOLE                 1,816,000       0           0

----------------------------------------------------------------------------------------











PURSUANT TO RULE 24-b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL

INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH

THE SECURITIES AND EXCHANGE COMMISSION.